Income Taxes, Tax Credit Carryforward (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Valuation Allowance [Abstract]
Decrease in deferred tax valuation allowance	$ (19.1)
Research and Development [Member] | Federal [Member]
Tax Credit Carryforward [Abstract]
Tax credit carryforwards	33.3
Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryforwards	5.3
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryforwards	$ 1.2